Share-Based Compensation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	May 18, 2018
Successor [Member]
Recognized compensation expense	$ 800
2018 Long Term Incentive Plan [Member]
Ordinary shares reserved for issuance		5,000,000
Recognized compensation expense	$ 6,600
Weighted average remaining period	2 years 3 months 4 days
2018 Long Term Incentive Plan [Member] | Successor [Member]
Share-based compensation	$ 700
2018 Long Term Incentive Plan [Member] | Successor [Member] | Costs of Services [Member]
Share-based compensation	300
2018 Long Term Incentive Plan [Member] | Successor [Member] | Selling, General and Administrative Services [Member]
Share-based compensation	$ 400